Condensed Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014	Feb. 28, 2015	Feb. 28, 2014
Cash Flows From Operating Activities:
Net income (loss)	$ (182,214)	$ (160,306)	$ (244,448)	$ (336,249)
Adjustments to reconcile net (loss) to net cash (used in) operating activities
Shares of common stock issued for services				$ 75,000
Write off of deferred financing costs			$ 30,000
Changes in Current Assets and Liabilities-
Accounts payable	3,672	(1,461)	(1,461)
Accrued officers' compensation	117,000	117,000	156,000	$ 195,000
Net cash provided by (used for) operating activities	$ (61,542)	$ (44,767)	$ (59,909)	$ (66,249)
Cash Flows From Investing Activities:
Net cash provided by (used for) investing activities
Cash Flows From Financing Activities:
Loan payable - related party	$ 61,542	$ 44,769	$ 59,921	$ 71,235
Deferred financing costs				(5,000)
Net cash provided by (used for) financing activities	$ 61,542	44,769	$ 59,921	66,235
Net Increase (Decrease) In Cash		2	12	(14)
Cash At The Beginning Of The Period	$ 4,998	4,986	4,986	5,000
Cash At The End Of The Period	4,998	$ 4,988	$ 4,998	4,986
Schedule of Non-Cash Investing and Financing Activities
Common stock issued pursuant to Equity Purchase Agreement 178,571 common shares valued at $2.35 per share	$ 419,642
500,000 shares of common stock issued as deferred financing costs				$ 25,000
Supplemental Discloures
Cash paid for interest
Cash paid for income taxes